Subsequent Events - Additional Information (Detail) - USD ($)	Apr. 14, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Temporary equity redemption price per share		$ 10.3	$ 10.2	$ 10.1
Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity, Shares outstanding		23,000,000	23,000,000	23,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Temporary equity, Shares outstanding	4,718,054
Redemption limitation threshold minimum amount	$ 5,000,001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Repayment of common stock subject to possible redemption	189,400,000
Estimated outstanding balance in restricted assets account	$ 48,900,000
Temporary equity redemption price per share	$ 10.36
Temporary equity stock redeemed during the period shares	18,281,946